Income taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income taxes
Note 16: - Income taxes

Fiver International Ltd.’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

a.	Income (loss) before income taxes:

The following are the domestic and foreign components of the Company’s income (loss) before income taxes for the years ended:

	December 31,
	2023	2022	2021
Domestic	$9,034	$(62,905)	$(58,166)
Foreign	(3,980)	(8,005)	(6,687)
	$5,054	$(70,910)	$(64,853)

b.	Income taxes:

The following are the domestic and foreign components of the Company’s income taxes for the years ended:

	December 31,
	2023	2022	2021
Domestic	$1,025	$632	$-
Foreign	348	(55)	159
	$1,373	$577	$159

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

The principal components of the Company’s deferred tax assets are as follows for the years ended:

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$12,800	$38,850
Research and development expenses carryforward	6,624	3,989
Accrued and other	1,730	7,369
Share-based compensation	10,514	12,674
Operating lease liabilities	903	2,173
Total deferred tax asset before valuation allowance	32,571	65,055

Valuation allowance	(30,718)	(61,779)

Total deferred tax asset after valuation allowance	$1,853	$3,276

Deferred tax liabilities:
Operating lease ROU assets	(853)	(2,097)
Convertible notes	-	(102)
Acquired Intangible assets	(879)	(1,060)
Accrued and other	(121)	(17)
Total deferred tax liability	$(1,853)	$(3,276)

Net deferred taxes	$-	$-

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences will not be realized and accordingly, a valuation allowance has been provided.

The reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31,
	2023	2022	2021
Income (loss) before income taxes	$5,054	$(70,910)	$(64,853)
Statutory tax rate	23%	23%	23%
Theoretical tax benefit (expense)	(1,162)	16,309	14,916
Increase (decrease) in effective tax rate due to:
Change in valuation allowance	28,376	(4,491)	(4,474)
Impact of preferred enterprise on deferred taxes	(17,163)	-	-
Effect of entities with different tax rates	(51)	(145)	(28)
Non-deductible expenses	(6,903)	(12,433)	(11,501)
Impact of different tax rate on temporary differences	4,252	-	(462)
Excess tax benefit on stock based compensation	607	593	1,562
Prior years	420	-	-
Write-off of NOL due to limitation on utilization	(8,305)	-	-
Uncertain tax provision	(1,111)	(302)	-
Other	(333)	(108)	(172)
Effective income taxes	$(1,373)	$(577)	$(159)

e.	Net operating loss carryforward:

As of December 31, 2023, there are no remaining Net Operating Losses (“NOL”) for Israeli tax purposes. The Company also had a NOL carryforward for U.S. tax purposes of approximately $34,535 as of December 31, 2023. NOL’s for U.S. Federal income tax purposes (“Federal NOL’s”) generated in the years ended December 31, 2014 through 2017 will begin to expire in 2035 for federal income tax purposes. Federal NOL’s originating before January 1, 2018, are eligible to offset taxable income, if not otherwise limited under Internal Revenue Code (“IRC”) 382 limitations. Federal NOL’s generated after December 31, 2017, have an infinite carryforward period and are subject to 80% deduction limitation based upon pre-NOL deduction taxable income. All of the federal NOL’s of the Company are expected to be subject to certain limitations under 382 following that change in control that occurred upon acquisition of ClearVoice, Working Not Working, Inc. and CreativeLive.

f.	Basis of taxation:

The Israeli corporate tax rate was 23% for the years ended December 31, 2023, 2022 and 2021.

The Company has elected 2012 to be its election year to be eligible for “Beneficiary Enterprise” standing under amendment No. 60 to tax benefits section No. 51 to the Law for the Encouragement of Capital Investments, 1959 (the “Law”).

Pursuant to the provisions of the Law, in the event that the Company is profitable for tax purposes, the Company’s undistributed income will be tax-exempt for a period of two years beginning from the year in which taxable income is first earned. In the remaining years of benefits (between three to eight years, depending on the level of non-Israeli investments), the Company will be liable to reduced corporate tax at the rate of 10% to 25%, based on the percentage of foreign ownership.

Any income derived from sources other than from the Beneficiary Enterprise would be subject to the statutory corporate tax rate.

The period of tax benefits described above is subject to limits of 12 years from the year of election.

The entitlement to the above benefits is conditional upon the Company fulfilling the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the specific investments in “Beneficiary Enterprise.” In the event of failure to comply with these conditions, the benefits may be canceled, and the Company may be required to refund the amount of the benefits, in whole or in part, including interest.

The Company has not provided deferred tax liability on future distributions of tax-exempt earnings, as the Company intends to reinvest any income derived from its Beneficiary Enterprise program and not to distribute such income as a dividend. Accordingly, such earnings (amounting to $18,819 as of December 31, 2023) have been considered to be permanently reinvested. If these earnings will be distributed, they will be taxed at the applicable corporate tax rate of 23%.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), published Amendment No. 73 to the Law for the Encouragement of Capital Investments (the “2017 Amendment”) which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018. In addition, according to the 2017 Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

In December 2016, pursuant to amendment No. 73 to the law, the tax rate on preferred Technological Enterprise income was reduced to 12%. The Company evaluated the scope of the amendment, and expects to utilize it starting from 2024.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was enacted into law. The legislation represents fundamental and dramatic modifications to the U.S. tax system. The Act contains several key tax provisions that will impact the Company’s U.S. subsidiaries, including the reduction of the maximum U.S. federal corporate income tax rate from 35% to 21%, effective January 1, 2018. Other significant changes under the Act include, among others, a one-time repatriation tax on accumulated foreign earnings, a limitation of net operating loss deduction to 80% of taxable income, and indefinite carryover of post-2017 net operating losses. The Act also repeals the corporate alternative minimum tax for tax years beginning after December 31, 2017. Losses generated prior to January 1, 2018 will still be subject to the 20-year carryforward limitation and the alternative minimum tax. Other potential impacts due to the Act include the repeal of the domestic manufacturing deduction, modification of taxation of controlled foreign corporations, a base erosion anti-abuse tax, modification of interest expense limitation rules, modification of limitation on deductibility of excessive executive compensation, and taxation of global intangible low-taxed income.

g.	Tax assessments:

As of December 31, 2023, the Company had open tax years for the periods between 2018 and 2023 in Israel and for the periods between 2020 and 2023 for the U.S. subsidiaries. The Company has NOL in the U.S. from prior tax periods which may be subject to examination in future periods.

h.	Uncertain tax positions:

A reconciliation of the opening and closing amounts of total unrecognized tax positions is as follows:

	December 31,
	2023	2022
Opening balance	$1,433	$393
Decrease related to previous years tax positions	-	(393)
Increase related to previous years tax positions	251	590
Increase related to current year tax positions	1,027	843
Closing balance	$2,711	$1,433

The amount for the year ended December 31, 2023 and 2022 includes $1,148 and $910, respectively, unrecognized tax benefits. The Company accrues interest and penalties related to unrecognized tax benefits in its provision for income taxes.